Document And Entity Information	Nov. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	Attovia Therapeutics, Inc.
Entity Central Index Key	0002058707
Entity Emerging Growth Company	true
Entity File Number	001-43423
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	92-1510574
Entity Address, Address Line One	1091 Industrial Road
Entity Address, Address Line Two	Suite 310
Entity Address, City or Town	San Carlos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94070
City Area Code	510
Local Phone Number	399-5001
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	ATTO
Security Exchange Name	NASDAQ